EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
EQUITY AND STOCK-BASED COMPENSATION
EQUITY AND STOCK-BASED COMPENSATION
Income Per Share
Prior to the Spin-Off, SPX FLOW had no common shares outstanding.  On September 26, 2015, 41.322 SPX FLOW common shares were distributed to SPX shareholders in conjunction with the Spin-Off. For comparative purposes, basic shares outstanding reflect this amount in all periods presented prior to the Spin-Off.  For purposes of computing dilutive shares, unvested SPX FLOW awards at the Spin-Off date were assumed to have been issued and outstanding from January 1, 2015.  The resulting number of weighted-average dilutive shares has been used in all periods presented prior to the Spin-Off. The following table sets forth the number of weighted average shares outstanding used in the computation of basic and diluted income per share:

	Year ended December 31,
	2015	2014	2013
Weighted-average shares outstanding, basic	40.863	40.809	40.809
Dilutive effect of share-based awards	0.097	0.123	0.123
Weighted-average shares outstanding, dilutive(1)	40.960	40.932	40.932

(1)
For the years ended December 31, 2015, 2014 and 2013, 0.474, 0.479 and 0.479, respectively, of unvested restricted stock shares/units were not included in the computation of diluted income per share because required market thresholds for vesting (as discussed below) were not met. For the year ended December 31, 2015, 0.389 of stock options were not included in the computation of diluted income per share because their exercise price was greater than the average market price of common shares. There were no stock options outstanding during 2014 or 2013.

Stock-Based Compensation
Prior to the Spin-Off, eligible employees of the Company participated in SPX’s share-based compensation plan pursuant to which they were granted share-based awards of SPX stock. SPX’s share-based compensation plan includes awards for restricted stock shares, restricted stock units and stock options. Compensation expense for share-based awards recorded by the Company prior to the Spin-Off includes the expense associated with the employees historically attributable to the Company’s operations, as well as an allocation of stock-based compensation expense for SPX’s corporate employees who provided certain centralized support functions.
SPX restricted stock shares, SPX restricted stock units, and SPX stock options were granted to eligible employees in accordance with applicable equity compensation plan documents and agreements. Subject to participants' continued employment and other plan terms and conditions, the restrictions lapse and awards generally vest over a period of time, generally one or three years. In some instances, such as death, disability, or retirement, stock may vest concurrently with or following an employee's termination. A substantial portion of the SPX restricted stock shares and SPX restricted stock unit awards granted in 2014 and 2013 vest based on performance thresholds.
Eligible employees received target performance awards in 2014 and 2013 in which the employee can earn between 25% and 125% of the target performance award in the event the award meets the required vesting criteria. Vesting for the 2014 and 2013 target performance awards is based on SPX shareholder return versus the S&P Composite 1500 Industrials Index over three-year periods ending December 31, 2016 and December 31, 2015, respectively. Awards granted in 2015 did not contain such target performance conditions.
Each eligible non-officer employee also received awards in 2015, 2014 and 2013 that vest ratably over three years, subject only to the passage of time. Officers of SPX received awards in 2015, 2014 and 2013 that vest ratably over three years, subject to an internal performance metric.
SPX restricted stock shares and SPX restricted stock units that do not vest within the applicable vesting period are forfeited.
In connection with the Spin-Off, outstanding equity-based awards granted to SPX FLOW employees under the SPX plan were converted into awards of the Company using a formula designed to preserve the intrinsic value of the awards immediately prior to the Spin-Off. This conversion did not result in additional compensation expense. Additionally, certain restricted stock units granted to employees, none of whom were named executive officers, in 2013 and 2014 were modified at the Spin-Off date to provide a minimum vesting equivalent to 50% of the underlying shares at the end of the applicable remaining service periods. Compensation expense related to the modification is $4.0, of which $2.8 was recognized in the year ended December 31, 2015, with the remaining $1.2 to be recognized over the remaining service periods of the related awards.
The recognition of compensation expense for SPX share-based awards is based on their grant-date fair values. The fair value of each award is amortized over the lesser of the award's requisite or derived service period, which is generally up to three years. For the years ended December 31, 2015, 2014 and 2013, we recognized compensation expense related to share-based programs in “Selling, general and administrative” expense in the accompanying consolidated and combined statements of operations as follows:

	Year ended December 31,
	2015	2014	2013
Expense associated with individuals attributable to SPX FLOW's operations	$9.6	$5.2	$6.3
Allocation of expense historically associated with SPX's corporate employees(1)	13.4	14.8	11.1
Expense related to modification as of Spin-Off date	2.8	—	—
Stock-based compensation expense	25.8	20.0	17.4
Income tax benefit	(9.5)	(7.3)	(6.4)
Stock-based compensation expense, net of income tax benefit	$16.3	$12.7	$11.0

(1)	See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.
Restricted Stock Share and Restricted Stock Unit Awards
The Monte Carlo simulation model valuation technique was used to determine the fair value of SPX's restricted stock shares and restricted stock units that contain a "market condition." The Monte Carlo simulation model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award and calculates the fair value of each restricted stock share and restricted stock unit award. The following assumptions were used in determining the fair value of the awards granted on the dates indicated below (awards granted during 2015 did not contain a market condition):

	Annual Expected Stock Price Volatility	Annual Expected Dividend Yield	Risk-free Interest Rate	Correlation Between Total Shareholder Return for SPX and the S&P Index
January 2, 2014:
SPX Corporation	33.7%	1.02%	0.76%	0.7631
S&P Composite 1500 Industrials Index	19.9%	n/a	0.76%
January 2, 2013:
SPX Corporation	36.3%	1.42%	0.37%	0.7778
S&P Composite 1500 Industrials Index	22.4%	n/a	0.37%

Annual expected stock price volatility was based on the three-year SPX historical volatility. The annual expected dividend yield was based on annual expected SPX dividend payments and the stock price on the date of grant. The average risk-free interest rate was based on the one-year through three-year daily treasury yield curve rate as of the grant date.
In connection with the Spin-Off, certain former corporate employees of SPX became employees of the Company. The following table summarizes the unvested restricted stock share and restricted stock unit activity (i) from December 31, 2012 through September 26, 2015, for the Company's employees with SPX awards before the Spin-Off, and (ii) the resulting, converted SPX FLOW awards after the Spin-Off and activity from September 26, 2015 through December 31, 2015:

SPX - Prior to Spin-Off:	Unvested Restricted Stock Shares and Restricted Stock Units	Weighted-Average Grant-Date Fair Value Per Share
Outstanding at December 31, 2012	0.385	$55.18
Granted	0.115	62.90
Vested	(0.118)	54.85
Forfeited and other	(0.112)	53.97
Outstanding at December 31, 2013	0.270	59.10
Granted	0.071	89.37
Vested	(0.066)	59.78
Forfeited and other	(0.126)	59.39
Outstanding at December 31, 2014	0.149	72.93
Granted	0.075	85.47
Vested	(0.035)	79.92
Forfeited and other	(0.019)	63.45
Outstanding at September 26, 2015, immediately prior to Spin-Off	0.170	$79.65

SPX FLOW - Post Spin-Off:
Conversion of SPX Plan awards to SPX FLOW Stock Plan awards on September 26, 2015	1.154	$53.32
Granted	0.069	26.05
Vested	(0.091)	61.34
Forfeited and other	(0.004)	59.93
Outstanding at December 31, 2015	1.128	$51.13

As of December 31, 2015, there was $16.0 of unrecognized compensation cost related to SPX FLOW's restricted stock share and restricted stock unit compensation arrangements, including the effects of the modification discussed above. We expect this cost to be recognized over a weighted-average period of 1.7 years.
Stock Options
On January 2, 2015, eligible employees of the Company were granted 0.034 options in SPX stock, all of which were outstanding (but not exercisable) from that date up to the Spin-Off. The weighted-average exercise price per share of these options was $85.87 and the maximum contractual term of these options is 10 years. There were no SPX stock options outstanding during the years ended December 31, 2014 and 2013.
The weighted-average grant-date fair value per share of the SPX stock options granted on January 2, 2015 was $27.06. The fair value of each SPX option grant was estimated using the Black-Scholes option-pricing model with the following assumptions:

Annual expected SPX stock price volatility	36.53%
Annual expected SPX dividend yield	1.75%
Risk-free interest rate	1.97%
Expected life of SPX stock option (in years)	6.0

Annual expected stock price volatility was based on the six-year historical volatility of SPX stock. The annual expected dividend yield was based on annual expected SPX dividend payments and SPX's stock price on the date of grant. The average risk-free interest rate was based on the seven-year treasury constant maturity rate. The expected SPX option life was based on a three-year pro-rata vesting schedule and represents the period of time that awards are expected to be outstanding.
In connection with the Spin-Off, certain former corporate employees of SPX became employees of the Company. The number of outstanding SPX FLOW stock options, after reflecting (i) SPX stock options that had been granted to former corporate employees of SPX on January 2, 2015, and (ii) the conversion of SPX stock options to SPX FLOW stock options, was 0.396. After reflecting 0.025 of forfeitures during the fourth quarter of 2015, there were 0.371 of SPX FLOW stock options outstanding as of December 31, 2015, of which 0.242 were exercisable. As a result of the conversion of the stock options, the weighted-average exercise price per share of the SPX FLOW stock options is $61.29 and the weighted-average grant-date fair value per share of the SPX FLOW stock options is $19.33. Other terms of the SPX FLOW stock options are the same as those discussed above.
As of December 31, 2015, there was $0.9 of unrecognized compensation cost related to SPX FLOW stock options. We expect this cost to be recognized over a weighted-average period of 2.1 years.
Accumulated Other Comprehensive Loss
The changes in the components of AOCL, net of tax, for the years ended December 31, 2015 and 2014 were as follows:

	Foreign Currency Translation Adjustment	Net Unrealized Gains (Losses) on Available-for-Sale Securities	Pension Liability Adjustment(1)	Total
Balance at December 31, 2013	$(15.1)	$(3.7)	$(0.1)	$(18.9)
Other comprehensive income (loss) before reclassifications	(204.2)	3.6	0.1	(200.5)
Amounts reclassified from accumulated other comprehensive loss	—	0.1	0.1	0.2
Current-period other comprehensive income (loss)	(204.2)	3.7	0.2	(200.3)
Balance at December 31, 2014	(219.3)	—	0.1	(219.2)
Other comprehensive loss before reclassifications	(163.4)	—	—	(163.4)
Amounts reclassified from accumulated other comprehensive income	—	—	(0.1)	(0.1)
Current-period other comprehensive loss	(163.4)	—	(0.1)	(163.5)
Balance at December 31, 2015	$(382.7)	$—	$—	$(382.7)

(1)	Net of tax benefit of $0 and $0.1 as of December 31, 2014 and 2013, respectively. The balances as of December 31, 2014 and 2013 include unamortized prior service credits (costs).
Amounts reclassified from AOCL related to pension liability adjustments were recorded in “Selling, general and administrative” expense in the accompanying consolidated and combined statements of operations for the years ended December 31, 2015 and 2014. Amounts reclassified from AOCL related to available-for-sale securities were recorded in "Other income (expense), net" in the accompanying combined statement of operations for the year ended December 31, 2014.
Common Stock in Treasury
Subsequent to the Spin-Off, "Common stock in treasury" was increased by $1.4 for common stock that was surrendered by recipients of restricted stock as a means of funding the related minimum income tax withholding requirements.